intangible assets and goodwill - Business acquisitions - subsequent to reporting period (Details) CAD in Millions, $ in Millions	Feb. 06, 2018 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CAD	Feb. 08, 2018 USD ($)	Feb. 08, 2018 CAD	Feb. 06, 2018 CAD	Jan. 04, 2018 CAD
Xavient Information Systems | Minimum
Business acquisition
Net identifiable assets acquired				$ 75	CAD 95
Xavient Information Systems | Maximum
Business acquisition
Net identifiable assets acquired				$ 100	125
Xavient Information Systems | Major Business Combination
Business acquisition
Percentage of shares remaining that were included in the written put option provided to the non-controlling shareholders	35.00%
Xavient Information Systems | Major Business Combination | TELUS International (Cda) Inc.
Business acquisition
Ownership interest in businesses acquired (as a percentage)	65.00%					65.00%
Cash consideration	$ 115					CAD 144
Equity consideration	$ 15					CAD 19
AlarmForce Industries Inc. | Minimum
Business acquisition
Net identifiable assets acquired					10
AlarmForce Industries Inc. | Maximum
Business acquisition
Net identifiable assets acquired					CAD 20
AlarmForce Industries Inc. | Major Business Combination
Business acquisition
Customers, assets and operations of business acquired (as a percentage)							100.00%
Cash consideration							CAD 69
Forecast | Xavient Information Systems | Major Business Combination
Business acquisition
Fair value of non-controlling interest as on acquisition date		$ 120	CAD 150